Long-Term Debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Loans payable to bank	$ 198,850	$ 199,875
Less deferred finance costs, net	(1,884)	(2,365)
Total long term debt	196,966	197,510
Less unamortized discount	(793)	(996)
Less current portion, net of deferred finance cost	(682)	(675)
Total Long Term Debt, net of current portion and net of deferred finance costs	195,491	195,839
Term Loan B
Debt Instrument [Line Items]
Loans payable to bank	$ 198,850	$ 199,875